Financial Risk Management, Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management, Objectives and Policies [Abstract]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities	The impact on the Group’s profit before income tax is due to changes in the fair value of monetary assets and liabilities.
2025	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	812
	+10	1,625
	-5	(812)
	-10	(1,625)

2024	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	(593)
	+10	(1,186)
	-5	593
	-10	1,186

Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
As of December 31, 2025
Financial obligations	190,292	343,272	665,727	217,000	1,416,291
Interest	26,674	44,729	145,449	29,703	246,555
Trade and other payables	157,001	60,395	-	-	217,396
Lease liabilities	1,278	3,601	10,849	501	16,229

As of December 31, 2024
Financial obligations	190,292	269,272	729,091	310,000	1,498,655
Interest	29,255	49,887	189,657	47,735	316,534
Trade and other payables	155,556	57,368	-	-	212,924
Lease liabilities	758	2,200	5,819	643	9,420

Schedule of Changes in Liabilities Arising from Financing Activities

The changes in liabilities arising from financing activities are presented below:

	Balance as of January 1,	Distribution of dividends	Cash inflow	Cash outflow	Amortization of costs of issuance of senior notes	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2025
Dividends payable	11,097	175,524	660	(175,458)	-	11,823
Financial obligations	1,493,191	-	392,200	(474,564)	1,328	1,412,155

2024
Dividends payable	10,322	175,524	297	(175,046)	-	11,097
Financial obligations	1,573,026	-	303,200	(384,364)	1,329	1,493,191